Retirement benefits - Summary of Defined Benefit Schemes Amounts Recognised In Statement of Comprehensive Income (Detail) - Defined benefit pension plans [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Remeasurements of the net defined benefit obligation:-
Actuarial losses /(gains) arising from changes in financial assumptions	₨ 172	$ 2	₨ 11	₨ 283
Actuarial losses/(gains) arising from experience adjustments	(47)	(1)	(104)	163
Actuarial (gains)/losses arising from changes in demographic assumptions	(29)	0	(2)	(14)
Actuarial losses on Plan assets (excluding amounts included in net interest cost)	18	0	58	12
Remeasurement of the net defined benefit liability	₨ 114	$ 1	₨ (37)	₨ 444